Cover	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 9, 2020, Bonanza Creek Energy, Inc., a Delaware corporation ("BCEI"), filed a Current Report on Form 8-K (Items 7.01, 8.01 and 9.01) (the "Original Report"). This Amendment No. 1 to Current Report on Form 8-K is being filed to amend and restate in its entirety the Original Report to remove and delete Item 8.01. This Amendment No. 1 to Current Report on Form 8-K does not amend or modify the Original Report, except as to Item 8.01.
Document Period End Date	Nov. 09, 2020
Entity File Number	001-35371
Entity Registrant Name	Bonanza Creek Energy, Inc.
Entity Central Index Key	0001509589
Entity Tax Identification Number	61-1630631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 17th Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	440-6100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BCEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false